Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues Tables
Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2011	2012	2013
Time charter revenue	$167,759	$179,653	$177,077
Ballast bonus	2,382	6,397	10,878
Other income	1,895	1,507	3,565
Total	$172,036	$187,557	$191,520